Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Apr. 01, 2022	Dec. 06, 2019	Jan. 17, 2023	Jul. 27, 2022	Mar. 31, 2023	Mar. 07, 2023
Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) [Line Items]
Business acquisition, percentage	51.00%
Purchase acquisition		$ 59.0
Infrastructure assets				$ 18.0
Optimum level charge				4.0
Investment additional amount				22.0
Commitment investment				$ 59.0
Partner acquisition			$ 10.0
Acquisition percentage						49.00%
Cash transferred for acquisition						$ 10.0
Reserved equity shares percentage						2.00%
Acquired amount					$ 1.0
Commitment liability pay					$ 58.3
Foreign exchange investment percentage					100.00%
Foreign investment percenatage					49.00%
Sri Sai Ltd [Member]
Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) [Line Items]
Acquisition percentage						51.00%
Acquired amount					$ 1.0
Commitment liability pay					$ 7.5
Acquired percentage	51.00%